OTHER INCOME, NET	12 Months Ended
Dec. 31, 2013
Other Income And Expenses [Abstract]
OTHER INCOME, NET
NOTE 8	OTHER INCOME, NET

	Years Ended December 31,
	2013	2012	2011
Gain on sale of investments, net	$280	$2	$64
Foreign currency exchange, net	59	(5)	(4)
Canadian Oil Sands dividends	35	42	34
Refinery income, net	32	27	27
Interest	13	12	11
Development projects, net	9	66	42
Gain on asset sales, net	6	105	17
Reduction of allowance for loan receivable	—	49	—
Derivative ineffectiveness, net	—	2	(17)
Impairment of marketable securities	(105)	(47)	(180)
Other	20	25	18

	$349	$278	$12